Net Loss Per Share - Summary of the computation of basic and diluted net loss per share attributable to common stockholders (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (51,926,000)	$ (27,174,000)	$ (90,133,000)	$ (48,457,000)	$ (112,310,000)	$ (53,251,000)
Net loss available to common stockholders					$ (1,170)	$ (690)
Denominator:
Weighted-average common stock outstanding — basic	123,249,757	96,327,956	118,430,851	96,314,179	96,371,189	77,673,953
Weighted-average common stock outstanding — diluted	123,249,757	96,327,956	118,430,851	96,314,179	96,371,189	77,673,953
Net loss per share available to common stockholders — basic	$ (0.42)	$ (0.28)	$ (0.76)	$ (0.5)	$ (1.17)	$ (0.69)
Net loss per share available to common stockholders — diluted	$ (0.42)	$ (0.28)	$ (0.76)	$ (0.5)	$ (1.17)	$ (0.69)
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Numerator:
Net loss			$ (90,100,000)	$ (48,500,000)
Net loss available to common stockholders	$ (51,926,000)	$ (27,174,000)	$ (90,133,000)	$ (48,457,000)
Denominator:
Weighted-average common stock outstanding — basic	123,249,757	96,327,956	118,430,851	96,314,179
Weighted-average common stock outstanding — diluted	123,249,757	96,327,956	118,430,851	96,314,179
Net loss per share available to common stockholders — basic	$ (0.42)	$ (0.28)	$ (0.76)	$ (0.5)
Net loss per share available to common stockholders — diluted	$ (0.42)	$ (0.28)	$ (0.76)	$ (0.5)